UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-2849

                           OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.2%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                    $    2,125,400       $        21,254
------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 9.342%
Sub. Bonds, 8/13/10 1                                                                    3,585,236             3,298,417
                                                                                                         ---------------
Total Asset- Backed Securities (Cost $5,117,500)                                                               3,319,671
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--88.2%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.9%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            1,500,000             1,425,000
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                               550,000               382,250
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                     3,750,000             3,684,375
9% Sr. Unsec. Nts., 7/1/15                                                               3,270,000             3,335,400
------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                  900,000               792,000
------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                2,600,000             2,366,000
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                    4,500,000             4,522,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                  2,300,000             2,564,500
------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                   1,300,000             1,261,000
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                              1,700,000             1,317,500
8.25% Sr. Unsec. Nts., 8/1/10                                                            3,900,000             3,237,000
                                                                                                         ---------------
                                                                                                              24,887,525
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                     4,200,000             3,139,500
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                     6,250,000             5,718,800
5.80% Sr. Unsec. Nts., 1/12/09                                                           1,200,000             1,096,586
7.25% Nts., 10/25/11                                                                     1,000,000               912,238
7.375% Nts., 10/28/09                                                                    7,650,000             7,197,495
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                     5,100,000             4,758,846
7.25% Nts., 3/2/11                                                                         900,000               853,738
8% Bonds, 11/1/31                                                                        8,600,000             8,149,154
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                   1,450,000             1,069,375
------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                                2,665,000             2,778,263
10.50% Sr. Sub. Nts., 1/1/16 3                                                             455,000               495,950
                                                                                                         ---------------
                                                                                                              36,169,945
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 3                                   2,405,000             2,483,163
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                          2,800,000             2,891,000
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                                       3,080,000             3,033,800
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                            1,300,000             1,379,950
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                          3,000,000             3,217,500
------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                               4,820,000             4,820,000


1               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                  $    1,932,000       $     1,989,960
------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3,4                    2,450,000             2,450,000
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                         1,400,000             1,466,500
------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                                     3,525,000             3,648,375
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                         2,666,000             2,715,988
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                          4,900,000             4,863,250
9% Sr. Sub. Nts., 3/15/12                                                                2,200,000             2,345,750
------------------------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                                 2,100,000             2,278,500
------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                            420,000               444,150
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                     3,532,000             3,849,880
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                          1,600,000             1,582,000
6.75% Sr. Nts., 4/1/13 3,4                                                               1,350,000             1,350,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      6,950,000             7,367,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                       2,000,000             2,092,500
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                     1,240,000             1,229,150
6.375% Sr. Sub. Nts., 7/15/09                                                            2,200,000             2,200,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                     1,735,000             1,732,831
8% Sr. Sub. Nts., 4/1/12                                                                 2,750,000             2,894,375
------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                              2,700,000             2,808,000
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                            3,700,000             3,949,750
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                       950,000               982,063
------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                       1,235,000             1,241,175
6.875% Sr. Sub. Nts., 12/1/11                                                              900,000               920,250
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        6,600,000             6,946,500
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                           1,400,000             1,401,750
9.625% Sr. Nts., 6/1/14                                                                  1,397,000             1,414,463
9.75% Sr. Nts., 4/15/13                                                                  2,700,000             2,733,750
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                       3,550,000             3,878,375
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       7,400,000             7,353,750
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                      1,245,000             1,257,450
------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                               7,050,000             6,891,375
------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                        2,700,000             2,990,250
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                         2,700,000             2,679,750
------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                    7,000,000             6,833,750
                                                                                                         ---------------
                                                                                                             113,233,860
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                         3,300,000             3,444,375
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                            800,000               901,416
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                      2,250,000             2,216,250
8.875% Sr. Sub. Nts., 4/1/12                                                             1,500,000             1,575,000
------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                           2,750,000             2,914,299
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                      2,000,000             2,102,500


2               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                    $    2,195,000       $     2,304,750
------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                     1,200,000             1,234,500
------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 1,750,000             1,833,125
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                      1,100,000             1,124,750
------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                        2,500,000             2,531,250
                                                                                                         ---------------
                                                                                                              22,182,215
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                   1,375,000             1,388,750
------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                                  1,900,000             2,094,750
------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                  740,000               743,700
                                                                                                         ---------------
                                                                                                               4,227,200
------------------------------------------------------------------------------------------------------------------------
MEDIA--13.6%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 2                                                     1,150,000               690,000
8.375% Sr. Nts., Series B, 2/1/08 2                                                      2,700,000             1,606,500
9.875% Sr. Nts., Series B, 3/1/07 2                                                      2,200,000             1,309,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                   1,200,000               762,000
10.875% Sr. Unsec. Nts., 10/1/10 2                                                       1,500,000               892,500
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                      2,100,000             2,121,000
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                          3,300,000             2,961,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                       1,499,000             1,465,273
------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                     3,450,000             2,967,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                            2,750,000             2,502,500
------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                                   1,685,000             1,659,725
------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                      2,100,000             1,937,250
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub. Nts.,
5/15/14 6                                                                                2,410,000             1,265,250
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                  4,500,000             4,443,750
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II
Capital Corp., 10.25% Sr. Nts., 9/15/10 3                                                4,925,000             4,851,125
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                                          11,800,000            11,829,500
------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                      1,800,000             1,921,500
------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                                5,700,000             4,389,000
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:                                                                      4,500,000             4,471,875
7.625% Sr. Unsec. Debs., 7/15/18
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                          1,130,000             1,141,300
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                 3,000,000             3,217,500
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                  2,100,000             2,231,250
9.875% Sr. Sub. Nts., 8/15/13                                                            3,516,000             3,907,155
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                      4,200,000             3,570,000
8% Unsec. Nts., 11/15/13                                                                14,825,000            15,343,875


3               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 6-T1,
8.625%, 6/29/11 3,4                                                                 $   14,000,000       $    13,947,500
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                          2,150,000             2,088,188
7.125% Sr. Nts., 2/1/16 3                                                                1,900,000             1,878,625
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                2,700,000             2,619,000
------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14           1,500,000             1,537,500
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                 1,937,000             1,811,095
------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                     1,750,000             1,863,750
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                     3,092,000             3,092,000
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                       1,000,000             1,030,000
------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                       2,530,000             2,390,850
------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 1                            1,050,000             1,139,250
------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                                 4,500,000             2,947,500
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts., 10/15/15                1,495,000             1,442,675
------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                      3,647,000             3,628,765
------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                             4,700,000             4,265,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                       700,000               654,500
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 3,7                          3,130,000             3,114,350
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                     3,400,000             3,128,000
8.875% Sr. Unsec. Nts., 5/15/11                                                          2,647,000             2,594,060
------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                                  1,225,000             1,200,850
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 3                                                         4,420,000             4,154,800
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 3                                             7,990,000             7,510,600
6.875% Sr. Nts., 1/15/13                                                                 6,300,000             5,922,000
8.875% Sr. Nts., Series A-3, 1/15/16 3                                                   8,295,000             8,668,275
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3                      3,900,000             4,343,625
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                           1,950,000             2,057,250
------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                  2,000,000             2,140,000
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:                                                         10,350,000            10,608,750
8% Sr. Unsec. Sub. Nts., 3/15/12
8.75% Sr. Sub. Nts., 12/15/11                                                            1,250,000             1,320,313
------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                              3,450,000             3,553,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                               1,900,000             1,876,250
------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                                  6,327,000             4,689,889
                                                                                                         ---------------
                                                                                                             196,676,538
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 3                                   6,600,000             6,382,200
------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                                                                  4,910,000             5,216,875


4               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------


                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
10.375% Sr. Sub. Nts., 10/15/15 3                                                   $    1,205,000       $     1,286,338
                                                                                                         ---------------
                                                                                                              12,885,413
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                 1,400,000             1,436,750
------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                     1,950,000             1,857,375
------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                 2,800,000             2,709,000
------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,2                                         700,000                    --
------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.366% Sr. Sec. Nts., 1/15/14 3,7                               1,975,000             1,989,813
------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                             3,500,000             3,771,250
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                        1,100,000             1,105,500
                                                                                                         ---------------
                                                                                                              12,869,688
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                  4,550,000             4,891,250
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 7                                                   6,415,000             6,671,600
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                    2,556,000             2,702,970
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                       1,250,000             1,293,750
------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                        2,385,000             2,331,338
------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                    1,500,000             1,563,750
                                                                                                         ---------------
                                                                                                              19,454,658
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                2,000,000             2,107,500
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                          4,300,000             3,966,750
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                             2,650,000             2,719,563
9.50% Sr. Sec. Nts., 2/15/11                                                             1,600,000             1,696,000
                                                                                                         ---------------
                                                                                                               8,382,313
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                              3,500,000             3,677,205
------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                        930,000               911,400
8.625% Sr. Sub. Nts., 12/15/12                                                           3,300,000             3,502,125
------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15                                                   2,435,000             2,593,275
10.75% Sr. Nts., 3/1/10                                                                  5,700,000             6,198,750
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                  1,909,000             1,928,090
8.875% Sr. Unsec. Nts., 3/15/11                                                            475,000               472,625
------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                              2,300,000             2,259,750
------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                     2,240,000             2,296,000
8% Sr. Nts., Series B, 10/15/09                                                            400,000               419,000
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                      2,000,000             2,572,166
                                                                                                         ---------------
                                                                                                              26,830,386
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                             1,800,000             1,779,750


5               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------


                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                            $    2,500,000       $     2,656,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                      3,235,000             3,396,750
------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                 192,000               168,000
                                                                                                         ---------------
                                                                                                               8,000,750
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                               2,600,000             2,678,000
------------------------------------------------------------------------------------------------------------------------
ENERGY--8.4%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                             1,200,000             1,260,000
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                            2,500,000             2,634,375
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                             662,000               680,205
------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                     1,500,000             1,580,625
------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 3                                             1,230,000             1,291,500
------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                         2,500,000             2,550,000
                                                                                                         ---------------
                                                                                                               9,996,705
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.7%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                         2,650,000             2,643,375
------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 3                                  1,205,000             1,262,238
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                          1,400,000             1,384,250
6.875% Sr. Unsec. Nts., 1/15/16                                                          2,784,000             2,818,800
------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                               995,000               940,275
------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                                                                 1,650,000             1,658,250
7.625% Sr. Nts., 12/1/13 3,4                                                             1,960,000             1,969,800
------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 3                                               740,000               769,600
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                  3,500,000             3,543,750
7.875% Sr. Unsec. Nts., 6/15/12                                                          6,452,000             6,750,405
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                               1,600,000             1,656,000
------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            7,450,000             7,757,313
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 2,000,000             2,075,000
------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                    1,900,000             1,938,000
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                      1,100,000             1,102,750
------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Nts., 3/1/16 3                                 1,920,000             1,977,600
------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                1,750,000             1,789,375
6.875% Sr. Nts., 12/15/13 3                                                                680,000               669,800
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                      3,200,000             3,224,000
8.375% Sr. Sub. Nts., 8/15/12                                                            2,850,000             3,063,750
------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                              490,000               480,200
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          2,500,000             2,550,000
------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                            1,700,000             1,755,250
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                     2,000,000             2,217,590
------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                2,435,000             2,416,738


6               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                       $    1,125,000       $     1,113,750
7.375% Sr. Sub. Nts., 7/15/13                                                            1,500,000             1,560,000
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                      3,800,000             3,927,802
8% Sr. Unsub. Nts., 3/1/32                                                               4,800,000             5,288,338
8.875% Sr. Nts., 3/15/10                                                                 1,800,000             1,923,750
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                     1,680,000             1,579,200
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                     3,500,000             3,535,000
------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                         2,390,000             2,497,550
------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                          3,175,000             3,508,375
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          8,050,000             8,616,390
------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                                                                1,770,000             1,747,875
6.625% Sr. Nts., 11/1/15 3                                                               1,770,000             1,761,150
------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B,
7/15/12                                                                                  1,200,000             1,374,000
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                     2,300,000             2,302,875
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                      1,700,000             1,757,375
7.625% Nts., 7/15/19                                                                       100,000               107,000
8.75% Unsec. Nts., 3/15/32                                                               8,300,000             9,752,500
------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                   800,000               808,000
                                                                                                         ---------------
                                                                                                             111,575,039
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--5.2%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                      6,100,000             6,740,500
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B,
9/30/08 1                                                                                3,700,000             2,664,000
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                          1,939,000             1,987,475
8% Sr. Nts., 6/15/11                                                                     2,095,000             2,186,656
                                                                                                         ---------------
                                                                                                              13,578,631
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 1,7                                  2,069,459             1,945,291
------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                    78,000                83,850
------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                1,700,000             1,916,750
                                                                                                         ---------------
                                                                                                               3,945,891
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                   1,600,000             1,384,000
------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 6                                     3,100,000             2,418,000
9.625% Sr. Sub. Nts., 6/15/14                                                            4,794,000             5,333,325
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 6-T3,
8.125%, 6/29/11 3,4                                                                     21,000,000            20,763,750
------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                      2,470,000             2,334,150
------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                 7,980,000             7,960,050
------------------------------------------------------------------------------------------------------------------------
Universal City Florida:                                                                    900,000               911,250
8.375% Sr. Unsec. Nts., 5/1/10


7               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
9.43% Sr. Unsec. Nts., 5/1/10 7                                                     $      775,000       $       790,500
                                                                                                         ---------------
                                                                                                              41,895,025
------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                       1,000,000             1,126,224
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12              1,750,000             1,802,500
------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                   2,552,000             2,807,200
------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                    618,000               625,725
------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                     2,580,000             2,550,975
------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                              2,797,000             3,251,513
------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                                3,200,000             3,224,000
                                                                                                         ---------------
                                                                                                              14,261,913
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.1%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                           1,215,000             1,233,225
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                        1,100,000             1,089,000
------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1                         2,200,000             2,332,000
------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                      2,150,000             2,241,375
                                                                                                         ---------------
                                                                                                               5,662,375
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13 1                                   2,000,000             2,120,000
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                     2,400,000             2,337,000
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                          2,320,000             2,325,800
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                      4,080,000             4,120,800
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                               600,000               621,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                       1,900,000             2,016,375
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                             2,800,000             2,877,000
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                     1,300,000             1,381,250
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                           3,200,000             3,139,338
6.375% Nts., 1/15/15                                                                     6,550,000             6,407,701
8.75% Sr. Nts., 9/1/10                                                                   2,000,000             2,179,326
------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                          3,200,000             2,432,000
------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                     650,000               715,293
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                               55,000                55,000
6.875% Sr. Sub. Nts., 12/15/15                                                             295,000               295,738
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                         1,220,000             1,247,450
------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 1                            2,400,000             2,508,000
------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                5,600,000             5,082,000
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                 4,020,000             3,648,150
7.375% Nts., 2/1/13                                                                        147,000               134,873
9.875% Sr. Nts., 7/1/14                                                                  7,875,000             8,012,813
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                        1,740,000             1,722,600


8               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                         $    2,150,000       $     2,236,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                     2,550,000             2,798,625
------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 6                   4,500,000             3,307,500
                                                                                                         ---------------
                                                                                                              63,721,632
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                       2,900,000             2,885,500
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.2%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                   2,450,000             2,486,750
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                           1,100,000             1,174,250
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                        147,000               153,615
------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                  1,975,000             1,975,000
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                       700,000               703,500
7.625% Sr. Sub. Nts., 2/1/18                                                               865,000               895,275
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                              900,000               861,750
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                     1,350,000             1,319,625
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                          3,345,000             3,311,550
7.625% Sr. Sub. Nts., 6/15/12                                                            1,250,000             1,296,875
------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                          2,800,000             2,940,000
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                 1,517,000             1,647,841
11% Sr. Sub. Nts., 2/15/13                                                               1,299,000             1,458,128
                                                                                                         ---------------
                                                                                                              20,224,159
------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:                                                                      2,000,000                90,000
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 1,2
13% Sr. Unsec. Nts., 2/1/09 1,2                                                          6,720,000               302,400
                                                                                                         ---------------
                                                                                                                 392,400
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                 1,500,000             1,563,750
------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                  1,950,000             1,935,375
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                       1,944,000             2,094,660
------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                       1,550,000             1,584,875
                                                                                                         ---------------
                                                                                                               7,178,660
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                    150,000               153,750
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                 11,600,000            11,542,000
8.875% Sr. Nts., Series B, 4/1/08                                                        3,300,000             3,481,500
------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                      2,500,000                    --
------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              4,300,000             4,224,750
------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                2,400,000             2,415,000
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                      2,200,000             2,175,250
7.50% Sr. Nts., 5/1/11                                                                   1,350,000             1,397,250


9               |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                         $    3,050,000       $     3,297,813
                                                                                                         ---------------
                                                                                                              28,687,313
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                           3,175,000             3,286,125
------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                 1,050,000               882,000
------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                            2,200,000             2,387,000
------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                               700,000               750,750
                                                                                                         ---------------
                                                                                                               7,305,875
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3                      1,440,000             1,519,200
------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                      1,800,000             1,692,000
                                                                                                         ---------------
                                                                                                               3,211,200
------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 3                                        1,970,000             1,955,225
------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                          2,000,000             1,950,000
------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                   1,945,000             2,047,113
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                   600,000               615,000
10.50% Sr. Sub. Nts., 8/1/12                                                             2,174,000             2,418,575
------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                     4,700,000             4,324,000
------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                  1,600,000             1,680,002
------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                        1,950,000             1,959,750
                                                                                                         ---------------
                                                                                                              16,949,665
------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 2,3                                                                              1,108,000             1,270,045
------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                                  5,000,000                    --
                                                                                                         ---------------
                                                                                                               1,270,045
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                          2,000,000             2,040,000
------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                375,000               354,375
7.50% Sr. Unsec. Nts., 11/1/13                                                           2,693,000             2,672,803
9.625% Sr. Nts., 12/1/12                                                                 2,000,000             2,190,000
                                                                                                         ---------------
                                                                                                               7,257,178
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                         11,000,000            10,642,500
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                      1,813,000             1,926,313
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.4%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 8                                          916,000             1,108,360
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                  10,800,000             9,801,000
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                     5,310,000                79,650
                                                                                                         ---------------
                                                                                                              10,989,010
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                    1,700,000             1,774,375


10              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                       $    3,650,000       $     3,595,250
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                           2,275,000             2,178,313
8.125% Sr. Sub. Nts., 3/1/16                                                             2,175,000             2,207,625
------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 3                                             1,725,000             1,737,938
                                                                                                         ---------------
                                                                                                               9,719,126
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2 [EUR]                         4,232,751                    --
------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                         1,040,900                    --
------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                  1,000,000                    --
                                                                                                         ---------------
                                                                                                                      --
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13 1                                                                                4,665,000             4,874,925
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                 2,400,000             2,508,000
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                        5,070,000             5,386,875
10.25% Sr. Sub. Nts., 8/15/15 3                                                          4,050,000             4,282,875
                                                                                                         ---------------
                                                                                                              17,052,675
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                             3,538,000             3,719,323
------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                  1,800,000             1,665,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                      4,686,000             4,803,150
                                                                                                         ---------------
                                                                                                              10,187,473
------------------------------------------------------------------------------------------------------------------------
MATERIALS--11.0%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.8%
AEP Industries, Inc., 7.875% Sr. Unsec. Unsub. Nts., 3/15/13                               700,000               707,000
------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                  2,800,000             3,164,000
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                            147,000               156,923
10.625% Sr. Unsec. Nts., 5/1/11                                                          4,400,000             4,785,000
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                4,572,000             4,709,160
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 3,7                             1,670,000             1,695,050
------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 7                                                        2,535,000             2,927,925
11.625% Sr. Unsec. Nts., 10/15/10                                                           95,000               108,063
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                                            147,000               169,050
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                   46,000                50,485
------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                          3,475,000             3,318,625
------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                     3,300,000             3,448,500
------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6                      2,850,000             2,080,500
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                   86,000                89,870
9.50% Sr. Sec. Nts., 12/15/08                                                              412,000               430,540
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                   2,500,000             2,593,750
10.50% Sr. Sec. Nts., 6/1/13                                                             1,250,000             1,390,625


11              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                        Principal
                                                                                           Amount                 Value
------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
11.125% Sr. Sec. Nts., 7/15/12                                                      $      700,000       $       771,750
------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                              746,000               761,853
------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                             1,650,000             1,707,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                    1,350,000             1,449,563
------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                            1,000,000             1,010,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11 1                                                    693,000               764,033
------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 3                     2,350,000             2,479,250
                                                                                                         ---------------
                                                                                                              40,769,265
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 6                                   6,090,000             4,476,150
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.9%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                     2,450,000             2,443,875
------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 3                                         2,390,000             2,491,575
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:                                                              1,200,000             1,218,000
8.50% Sr. Unsec. Nts., 10/15/12
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                    3,700,000             3,764,750
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  3,300,000             3,283,500
9.50% Sr. Sub. Nts., 8/15/13                                                             2,100,000             1,974,000
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                       650,000               614,250
8.25% Sr. Unsec. Nts., 10/1/12                                                           5,131,000             5,060,449
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                           2,500,000             2,656,250
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                           2,447,000             2,569,350
8.75% Sr. Sec. Nts., 11/15/12                                                            5,400,000             5,805,000
8.875% Sr. Sec. Nts., 2/15/09                                                            3,000,000             3,138,750
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 2                                           1,485,737             1,671,454
------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                               5,850,000             5,528,250
------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                  1,500,000             1,485,000
9.25% Sr. Unsec. Nts., 2/1/08                                                            1,000,000             1,046,250
9.75% Sr. Unsec. Nts., 2/1/11                                                            4,000,000             4,130,000
------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                1,300,000             1,215,500
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                         735,000               817,688
------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       6,100,000             5,612,000
                                                                                                         ---------------
                                                                                                              56,525,891
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                           1,997,000             2,029,451
7.875% Sr. Unsec. Nts., 2/15/09                                                            900,000               909,000
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                     2,800,000             2,926,000
------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 1                                  2,510,000             2,541,375
------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                    2,200,000             2,436,500
------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2                   814,000                    --
------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                        850,000               930,750
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                            4,543,000             5,146,556


12              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                               $    2,500,000       $     2,712,500
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 2                 2,000,000             1,050,000
------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                   1,908,000             2,098,800
------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                          850,000               901,000
------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 3,7                                               5,200,000             5,018,000
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 1                                        5,750,000             6,123,750
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                            1,500,000             1,573,125
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                  1,514,000             1,642,690
10.75% Sr. Nts., 8/1/08                                                                  1,493,000             1,649,765
                                                                                                         ---------------
                                                                                                              39,689,262
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                  2,650,000             2,597,000
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                           1,250,000             1,262,500
------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                          2,250,000             2,272,500
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                      1,000,000             1,012,500
------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                       1,150,000             1,023,500
------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                               5,400,000             3,510,000
------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,8  [EUR]                                       819,360             1,012,806
------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                      2,290,000             2,049,550
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                  2,200,000             2,090,000
------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                         1,960,000             1,117,200
                                                                                                         ---------------
                                                                                                              17,947,556
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.5%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                   1,500,000             1,567,500
------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625% Sr. Nts., 1/15/15                           3,535,000             3,667,563
------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                              3,770,000             3,986,775
------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 6                      1,250,000               906,250
------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                   4,000,000               140,000
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                        3,400,000             3,463,750
7.90% Unsec. Nts., 8/15/10                                                               4,372,000             4,568,740
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 7                                                                                1,500,000             1,545,000
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 7                                        6,100,000             6,847,250
------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                             2,300,000                    --
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                6,175,000             6,653,563
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                          1,150,000             1,214,688
------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15            1,370,000             1,441,925
                                                                                                         ---------------
                                                                                                              36,003,004
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                  2,150,000             2,327,375
11% Sr. Unsec. Nts., 7/31/10                                                               147,000               164,273
12.50% Sr. Unsec. Nts., 2/1/11 1                                                         2,200,000             2,387,000


13              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                             $    4,820,000       $     5,253,800
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                             6,450,000             6,788,625
------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 7                                                        2,959,000             3,202,398
9.75% Sr. Nts., 11/15/31 7                                                                 300,000               359,294
------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                           9,220,000                    --
------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial
Communications Corp., 10.125% Sr. Nts., 6/15/13                                          7,350,000             8,066,625
------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                             1,660,000             1,763,750
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 7                                                          740,000               738,150
8.875% Sr. Nts., 10/1/13                                                                 3,671,000             3,707,710
------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec. Nts., 1/15/12 7                                         570,000               596,363
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                          11,460,000            12,027,327
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                           3,300,000             3,506,250
------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                 2,100,000             2,105,250
7.50% Sec. Nts., 3/15/15                                                                 2,700,000             2,909,250
8% Sr. Sub. Nts., 12/15/12                                                               1,700,000             1,812,625
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                             8,747,000             8,921,940
9.875% Sr. Nts., 2/1/10                                                                  4,800,000             5,148,000
------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                          2,823,000             3,147,645
------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75% Sr. Disc.
Nts., 12/15/11 6                                                                         5,192,000             4,984,320
------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                          1,128,000             1,077,240
------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                         4,200,000             4,609,500
------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12 1                                           1,625,000             1,830,156
                                                                                                         ---------------
                                                                                                              87,434,866
------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
AES Corp. (The):
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                                              2,500,000             4,386,956
8.75% Sr. Sec. Nts., 5/15/13 3                                                           3,800,000             4,123,000
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                  1,147,000             1,185,711
7.75% Sr. Nts., 8/1/10                                                                   1,400,000             1,473,500
------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                   1,130,952             1,089,266
6.125% Nts., 3/25/19 3                                                                     715,844               697,367
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                     10,000,000            10,875,000
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11                            7,850,000             8,164,000
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr. Sec.
Nts., Series B, 9/1/10                                                                   3,350,000             3,467,250
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec. Nts.,
9/1/10                                                                                   1,300,000             1,384,500
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                               797,000               801,981
9.50% Sr. Sec. Nts., 7/15/13                                                             1,160,000             1,167,250


14              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 3                                 $    4,695,000       $     4,736,081
                                                                                                         ---------------
                                                                                                              43,551,862
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16 3,4                                  350,000               350,000
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:                                                          1,000,000             1,022,500
8.50% Sr. Unsec. Nts., 10/1/21
9.125% Sr. Unsec. Nts., 5/1/31                                                           2,400,000             2,568,000
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                                                                     740,000               753,875
7.375% Sr. Nts., 2/1/16                                                                  7,900,000             8,087,625
                                                                                                         ---------------
                                                                                                              12,782,000
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                             1,100,000             1,111,645
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.2%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 9                              2,465,305             2,699,509
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                    2,886,000             2,799,420
8.75% Sr. Nts., 2/15/12                                                                  1,159,000             1,216,950
10.125% Sr. Sec. Nts., 7/15/13 3                                                         6,200,000             7,111,090
------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                  2,342,980             2,497,455
------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                        1,000,000               989,966
                                                                                                         ---------------
                                                                                                              17,314,390
                                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $1,273,911,582)                                                      1,278,216,172

                                                                                           Shares
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                  110,146                    --
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 3                                        3,100               566,913
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                           3,738                   374
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,10                                                                               28,000                    --
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                           1                    --
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 3,10                                        7,547             1,513,174
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,8                        949             8,278,235
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 1,10                                                   192                   367
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,10                                  1,243             1,516,460
------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                            26,250             3,839,063
                                                                                                         ---------------
Total Preferred Stocks (Cost $20,090,870)                                                                     15,714,586
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.3%
------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 10                                                                     60,609             1,837,665
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,10                                                                     20,488               204,880


15              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Shares                 Value
------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                        6,613       $            --
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                     40,000             1,256,400
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              2,479               117,062
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                        132,227               255,198
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                      157,019             1,259,292
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                      35,000             1,421,000
------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                             80,275               221,559
------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                          93,333                    --
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,10                                                                         54,796             1,004,685
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                  168,429               951,624
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                               39,304             1,847,288
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                        17,168               748,353
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                              30,141               616,986
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                           30,141               595,285
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                                        57,200             1,638,780
------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                           72,415             2,930,635
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    3,772               343,818
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                   14,063               222,477
------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                8,124               218,536
------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,11                                                                     459,132                 4,591
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 10                                                                  4,014                41,144
------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 10                                                                     30,000                30,000
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                14,036               478,066
------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 10                                                            13,172                    66
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                           467,777               881,200
------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                         9,471                    95
------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 10                                                                        22,247                87,876
                                                                                                         ---------------
Total Common Stocks (Cost $32,180,360)                                                                        19,214,561

                                                                                            Units
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                       2,000                    --
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                            3,330                    --
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                      4,000                    --
------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                    7,500                    --
------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,10                                                    1,445                    --
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                                           42,243                   211
Exp. 5/16/06 1,10                                                                               63                    --
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                           3,750                    --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                                    2,800                    --
------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                         5,000                    --
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                100,000                31,000
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,10                                            6,519                     2


16              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                             Units                  Value
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:                                                                    44,505       $        20,027
Series A Wts., Exp. 1/16/10 10
Series B Wts., Exp. 1/16/10 10                                                              33,376                10,347
Series C Wts., Exp. 1/16/10 10                                                              33,376                 8,344
-------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 10                                             30,800                   308
                                                                                                         ----------------
Total Rights, Warrants and Certificates (Cost $468,214)                                                           70,239

                                                                                         Principal
                                                                                            Amount
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities,
Series 2005-1, 7.651%, 6/15/15 1,11 (Cost $14,112,018)                            $    13,487,805            13,907,680
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.2%
Undivided interest of 6.54% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with
UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $134,264,113 on
4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%,
3/1/34--3/1/36, with a value of $2,098,378,320 (Cost $134,213,000)                     134,213,000           134,213,000

-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,480,093,544)                                            101.0%        1,464,655,909
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (1.0)          (13,830,894)
                                                                                   --------------------------------------
Net Assets                                                                                   100.0%       $1,450,825,015
                                                                                   ======================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR          Euro
GBP          British Pound Sterling

1. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $78,395,810, which represents 5.41% of the Fund's net assets. See accompanying Notes.

2. Issue is in default. Non-income producing. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $203,576,376 or 14.03% of the Fund's net assets as of March 31, 2006.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

5. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                         SHARES      GROSS           GROSS           SHARES

                  JUNE 30, 2005  ADDITIONS      REDUCTIONS   MARCH 31, 2006
---------------------------------------------------------------------------
Prandium, Inc.          459,132         --              --          459,132

                                                                   DIVIDEND

                                                     VALUE           INCOME
---------------------------------------------------------------------------
Prandium, Inc.                                   $   4,591         $     --

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Interest or dividend is paid-in-kind.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,956,500. See accompanying Notes.

10. Non-income producing security.

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.


17              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $1,482,273,934
Federal tax cost of other investments                      6,465,700
                                                      ---------------
Total federal tax cost                                $1,488,739,634
                                                      ===============

Gross unrealized appreciation                         $   54,767,163
Gross unrealized depreciation                            (72,334,388)
                                                      ---------------
Net unrealized depreciation                           $  (17,567,225)
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 1.0% of the Fund's net assets and resulted in unrealized cumulative losses of $204,338.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward


18              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $44,326,236 of securities issued on a when-issued basis or forward commitment and sold $3,203,247 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $13,755,799, representing 0.95% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


19              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                    EXPIRATION    NUMBER OF        VALUATION AS OF           UNREALIZED
CONTRACT DESCRIPTION                      DATE    CONTRACTS         MARCH 31, 2006         APPRECIATION
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini           6/16/06          100            $ 6,516,500             $ 50,800

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10%


20              |                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                  UNREALIZED
                        ACQUISITION                     VALUATION AS OF         APPRECIATION
SECURITY                      DATES           COST       MARCH 31, 2006       (DEPRECIATION)
----------------------------------------------------------------------------------------------
Huntsman Corp.               4/7/04      $  370,299         $ 1,004,685         $    634,385
Prandium, Inc.      3/18/99-3/22/99       5,400,000               4,591           (5,395,409)
                                         -----------------------------------------------------
                                         $ 5,770,29         $  1,009,27         $ (4,761,024)
                                         =====================================================


21              |                                    Oppenheimer High Yield Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006